Debt - Schedule of Outstanding Balances Recorded for Other Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Net carrying amount		$ 401
Less: current portion	$ 104	99	$ 7,791
Non-current portion	$ 223	302	1,555
Other Debt
Line of Credit Facility [Line Items]
Net carrying amount		401	191
Less: current portion		99	51
Non-current portion		302	140
Vehicle loan | Loans Payable
Line of Credit Facility [Line Items]
Net carrying amount		52	45
Additional Equipment Loan | Loans Payable
Line of Credit Facility [Line Items]
Net carrying amount		$ 349	$ 146